Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property and Equipment
Gross		$ 315	$ 150	$ 315
Less accumulated depreciation and amortization		(96)	(32)	(96)
Net		219	118	219
Total depreciation expense	7	64	35	106
Furniture and fixtures
Property and Equipment
Gross		31		31
Computer equipment and software
Property and Equipment
Gross		266	150	266
Leasehold improvements
Property and Equipment
Gross		$ 18		$ 18